SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s Redomicile Merger was accounted for as a legal reorganization with no change in ultimate ownership interest immediately before and after the transaction. Accordingly, all assets and liabilities will be recorded at historical cost as an exchange between entities under common control, and the consolidated assets and liabilities of CASI Cayman will be the same as those of the Company immediately prior to the Redomicile Merger.

Certain line item, as disclosed below, in the December 31, 2021 consolidated financial statements has been reclassified to conform to the December 31, 2022 presentation. Payables related to sales and marketing services, professional consulting services and clinical study services in the amount of $2.6 million as of December 31, 2021, which was previously included in accounts payable, has been reclassified as accrued and other current liabilities.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's significant accounting estimates relate to recoverability of right of use assets, intangible assets and long-term investments, net realizable value and obsolescence allowance for inventories, deferred tax assets and valuation allowance, allowance for doubtful accounts, share-based arrangements and fair value of investments. Management bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances. Actual results may differ from those estimates, and such differences may be material to the consolidated financial statements.

Consolidation

Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries, in which CASI, directly or indirectly, has a controlling financial interest.

These subsidiaries include Miikana Therapeutics, Inc. (“Miikana”), CASI China, CASI Wuxi, CASI Biopharmaceuticals, CASI Pharmaceuticals (Hainan) Co., Ltd. (“CASI Hainan”) and ZhongBio (Beijing) Tech Co. Ltd. (“ZhongBio”). Miikana was dissolved in November 2022.

CASI China is a Chinese entity with 100% of its interest owned by CASI. CASI China received approval for a business license from the Beijing Industry and Commercial Administration in August 2012 and has operating facilities in Beijing. CASI Wuxi was established on December 26, 2018 in China to develop a manufacturing facility in China. CASI Biopharmaceuticals is a wholly owned subsidiary of CASI Wuxi and was established in April 2019. The Company controls CASI Wuxi through 80% voting rights. Accordingly, the financial statements of CASI Wuxi have been consolidated in the Company's consolidated financial statements since its inception. CASI Hainan and ZhongBio are wholly owned subsidiaries of CASI China and was established in June 2021 and September 2016, respectively.

All inter-company balances and transactions have been eliminated in consolidation. The Company currently operates in one operating segment, which is the development of innovative therapeutics addressing cancer and other unmet medical needs for the global market.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements of the Company are reported in US dollars. The financial position and results of operations of the Company’s subsidiaries in the PRC are measured using the Renminbi (RMB), which is the local and functional currency of these entities. Assets and liabilities of the Company’s PRC subsidiaries are translated into US$ using the exchange rates in effect at the consolidated balance sheet date. The revenues and expenses of these entities are translated into US$ at the weighted average exchange rates for the period. The resulting translation gains (losses) are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Net gains or losses resulting from foreign currency denominated transactions are recorded in foreign exchange gain (losses) in the consolidated statements of operations and comprehensive loss.

Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment: pharmaceutical products.

Revenue Recognition

Revenue Recognition

Product sales and sublicensing revenue recognized in the consolidated statements of operations and comprehensive loss are considered revenue from contracts with customers and, accordingly, the Company recognizes revenue using the following steps:

●	Identification of the contract, or contracts, with a customer;
●	Identification of the performance obligations in the contract;
●	Determination of the transaction price, including the identification and estimation of variable consideration;
●	Allocation of the transaction price to the performance obligations in the contract; and
●	Recognition of revenue when the Company satisfies a performance obligation.

The Company recognizes revenue on sales of EVOMELA® when the control of the product is transferred to the distributor, which occurs upon delivery of the product to the carrier appointed by the distributor, in an amount that reflects the consideration to which the Company expects to be entitled to in exchange for the product, excluding amounts collected on behalf of third parties (e.g.

value-added taxes). Payment terms for these sales are due within 90 days. The arrangement does not include any variable consideration. The Company recognizes accounts receivable when it recognizes revenues as its right to consideration is unconditional and only the passage of time is required before payment of that consideration is due.

The costs of assurance type warranties that provide the customer the right to exchange purchased product that does not meet appropriate quality standards are recognized when they are probable and are reasonably estimable. There was no product exchange during the years ended December 31, 2022, 2021 and 2020. As of December 31, 2022, 2021 and 2020, the Company did not incur, and therefore did not defer, any material costs to obtain or fulfill contracts. The Company did not have any contract assets or contract liabilities as of December 31, 2022 and 2021.

The Company recognizes revenue from non-refundable upfront payments and milestone payments on sublicense arrangements when the license that represents a functional intellectual property is transferred to the customer and the customer is able to use and benefit from the license. When certain upfront payments or milestone payments is considered as constrained variable considerations as they are contingent upon achievement of certain milestones that are not within the control of the Company, they are excluded from the transaction price before the constraints are resolved.

Concentrations Risks

Concentrations Risks

Cash Concentration Risk

The Company maintains its U.S. and RMB cash in bank deposit accounts, which, at times, may exceed regulated insured limits. The Company believes it is not exposed to significant credit risk on cash and cash equivalents.

Vendor Concentration Risk

The Company has a sole supplier, Acrotech, for its EVOMELA® product. The Company’s ability to select other providers of EVOMELA® is limited by FDA regulations.

Geographic Concentration Risk

The Company revenue is soly generated in mainland China.

Accounts Receivable and Credit Concentration

CRPCGIT is the sole customer of the Company's EVOMELA® product sales in China. All consolidated revenues for the years ended December 31, 2022, 2021 and 2020 were generated from sales to CRPCGIT in China, and all the Company’s accounts receivable balance as of December 31, 2022 and 2021 were due from CRPCGIT.

The Company extends credit to CRPCGIT on an unsecured basis and maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable. In establishing the required allowance, management considers the historical losses, customer’s financial condition, the amount of accounts receivables in dispute, the accounts receivables aging and the customer’s payment pattern. The Company determined that no allowance for doubtful accounts were necessary as of December 31, 2022 and 2021.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

●	Level 1—Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
●	Level 2—Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities.

Level 3—Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

See Note 3 and Note 19 for additional fair value disclosures.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with original maturities of less than 90 days that are readily convertible to known amounts of cash. As of December 31, 2022, the Company had $35.0 million cash and cash equivalents held in financial institutions in the mainland China and $12.1 million held in financial institutions in the US.

Term Deposits

Term Deposits

The Company’s term deposits represent deposits with original maturities of more than 90 days that are readily convertible to known amounts of cash. The Company elected the fair value method at the date of initial recognition, and carried these deposits subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income. As of December 31, 2022, the Company held its term deposits soly in financial institutions in mainland China.

Inventories

Inventories

Inventories consist of EVOMELA® finished goods and are stated at the lower of cost or net realizable value. Cost is determined using a first-in, first-out method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment, if any.

Costs incurred in the construction of property, plant and equipment, including down payments and progress payments, are initially capitalized as construction-in-progress and transferred into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences. Furniture and equipment are depreciated over their estimated useful lives of 1 to 5 years. Leasehold improvements are amortized over the shorter of their useful lives or the lease term. Depreciation and amortization expense are determined on a straight-line basis. As of December 31, 2022, substantially all of the Company’s property, plant and equipment are located in the mainland China.

Costs of Revenues	Costs of Revenues Costs of revenues consist primarily of the cost of inventories of EVOMELA® and sales-based royalties related to the sale of EVOMELA®.
Investments

Investments

The Company’s investments mainly consist of investments in equity securities with readily determinable fair value, equity securities without readily determinable fair value, investments measured using fair value option, and investment of equity method.

Investment in equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings. Where the fair value of an investment in equity securities is not readily determinable, the Company recognizes such investment in long-term investments, and uses the measurement alternative of cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments without readily determinable fair value, at each reporting period, the Company makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Company considers include, but are not limited to, (i) the deterioration of earnings performance, credit rating, asset quality, or business prospects of the investee, (ii) a significant adverse change in the regulatory, economic, or technological environment of the investee, (iii) a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value and if the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in non-operating expenses equal to the difference between the carrying value and fair value.

Dividend income is recognized in other income when earned.

The Company elected to use fair value option to account for its investment in Cleave (see Note 3) as permitted under Accounting Standards Codification (“ASC”) 825, Financial Instruments (“ASC 825”), which then refers to ASC 820, Fair Value Measurement (“ASC 820”) to provide the fair value framework for valuing such investments. In accordance with ASC 820, the Company records such investment at fair value, with changes in fair value recorded in change in fair value of investments in the consolidated statements of operations and comprehensive loss.

For investments in common stock or in-substance common stock of entities over which the Company can exercise significant influence but does not own a majority equity interest or control, the equity method is applied, and the Company adjusts the carrying amount of an investment and recognizes investment income or loss for the Company’s share of the earnings or loss of the investee after the date of investment.

Leases

Leases

At contract inception, the Company determines whether an arrangement is or contains a lease and whether the lease should be classified as an operating or a financing lease. A contract is or contains a lease if the contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration. Control is determined based on the right to obtain all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. Right of use (“ROU”) assets for operating leases represent the right to use an underlying asset for the lease term, and operating lease liabilities represent the obligation to make lease payments.

ROU assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Company uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The incremental borrowing rate is primarily influenced by the risk-free interest rate of China and the US, the Company’s credit rating and lease term, and is updated for measurement of new lease liabilities.

For operating leases, the Company recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Company has elected not to recognize ROU assets or lease liabilities for leases with an initial term of 12 months or less; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. In addition, the Company has elected not to separate non-lease components (e.g., common area maintenance fees) from the lease components.

Land use rights acquired are recognized in right-of-use assets if they meet the definition of lease.

As of December 31, 2022, all of the Company’s ROU assets are located in the mainland China.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including property, plant and equipment, right of use (“ROU”) assets and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances (“triggering events”) indicate that the carrying amount of an asset or asset group may not be recoverable. The Company identifies triggering events and performs impairment testing at asset group level which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities.

Triggering events include, but are not limited to, significant decrease of market price of the asset group, significant adverse change of an asset group’s use or physical condition, significant adverse changes in the industry conditions, significantly excessive accumulated cost compared with original expectation, expected continuing losses or negative cash flow associated with the use of the asset group, and expected significant early disposal of asset group.

If circumstances require an asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of compensation and other expenses related to research and development personnel, research collaborations, costs associated with pre-clinical testing and clinical trials of the Company’s product candidates, including the costs of manufacturing drug substance and drug product, regulatory maintenance costs, and facilities expenses, along with the amortization of acquired ANDAs. Research and development costs are expensed as incurred.

Acquired In-Process Research and Development Expense

Acquired In-Process Research and Development Expense

The Company has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug compound, as well as pre-commercial milestone payments, are immediately expensed as acquired in-process research and development in the period in which they are incurred, provided that the new drug compound did not also include processes or activities that would constitute a “business” as defined under U.S. GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use.

The Company also pays contingent development milestone payments in accordance with agreements (see Note 1). The Company recognizes development milestone payments as acquired in-process research and development expenses when the milestones are reached.

Share-Based Compensation

Share-Based Compensation

The Company records compensation expense associated with service and performance-based share options in accordance with provisions of authoritative guidance. The estimated fair value of service-based awards is measured on the grant date and is generally recognized on a straight-line basis over the requisite service period. The estimated fair value of performance-based awards is measured on the grant date and is recognized when it is determined that it is probable that the performance condition will be achieved. If the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed as occurred.

Grant date fair value was determined using an option pricing model which is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables, such as expected volatility, expected term of options, risk-free rate, and expected dividend yield.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with required conditions and the grants will be received. Government grants related to assets are presented as deferred income that is recognized on a systematic basis over the useful life of the asset.

Income Taxes

Income Taxes

Income tax expense is recognized using the asset and liability method.  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities and operating loss and tax credit carryforwards as measured by the enacted tax rates that will be in effect when these differences reverse. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely-than-not” to be sustained upon examination, based on the technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.  The Company recognizes interest and penalties related to uncertain tax positions, if any, in income tax expense.

Net Loss Per Share	Net Loss Per Share Net loss per share (basic and diluted) was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding.
New Accounting Pronouncements

New Accounting Pronouncements

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Company adopted ASU 2021-10 for the annual period from January 1, 2022 and retrospectively disclosed such transactions in Note 11.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326) (“ASU 2016-13”) and subsequent amendments to the initial guidance including ASU No. 2018-19, ASU No. 2019-04, and ASU No. 2019-05 (collectively, “Topic 326”). Topic 326 requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This standard is effective for public business entities, excluding entities eligible to be smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, this standard is effective for annual and interim periods beginning after December 15, 2022 and early adoption is permitted for annual and interim periods beginning after December 15, 2018. As the CASI Delaware was a smaller reporting company as of December 31, 2022, the Company plans to adopt ASU 2016-13 and subsequent amendments for the year beginning January 1, 2023. The Company does not expect the impact of this guidance to have a material impact on the Company’s consolidated financial statements.

There are no other recently issued accounting pronouncements that are expected to have a material effect on the Company’s financial position, results of operations or cash flows.